REVENUES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
REVENUES

NOTE 22 – REVENUES:

Revenue streams:

	Year Ended December 31
	2024	2023	2022

Revenues from services:
Revenues from services	$1,432	$1,730	$1,364
Revenues from leasing	358	433	341
Precision metal parts:
Revenues from sales of precision metal parts	4,844	3,084	3,958
Smart Carts:
Revenues from smart carts project	532	6,128	3,688
	7,166	11,375	9,351